Fresh Start Accounting - Reconciliation of Reorganization Value (Details) $ in Thousands	Sep. 01, 2019 USD ($)
Reorganizations [Abstract]
Enterprise value	$ 1,373,400
Plus: Fair value of non-interest bearing current liabilities	61,188
Plus: Fair value of non-interest bearing long-term liabilities	26,060
Reorganization value	$ 1,460,648